Other Non-Current Liabilities - Summary of Other Non-Current Liabilities (Detail) € in Thousands	Dec. 31, 2020 EUR (€)
Disclosure Of Other Non current Liabilities [Abstract]
Onerous contracts - non-current liabilities	€ 371
Total Other non-current liabilities	€ 371